Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Unrecognized tax benefits	$ 0			$ 0
HZO, Inc. and Subsidiaries
Income Taxes
Effective tax rate				1.50%
Provision (benefit) for income taxes	70,378	$ (223,861)		$ (240,355)	$ (635,631)
Unrecognized tax benefits	$ 0			$ 500,000	$ 500,000
HZO, Inc. and Subsidiaries | Subsequent events
Income Taxes
Effective tax rate			0.00%